Accrued Expenses and Other Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consist of the following amounts:

	March 31, 2024	December 31, 2023
	Continuing Operations	Continuing Operations	Discontinued Operations
Accrued severance	$220,683	$452,579	$—
Accrued compensation	56,832	790,332	—
Accrued stock-based compensation	48,698	48,698	—
Other accrued expenses	242,132	303,825	468,652

Accrued expenses and other liabilities	$568,345	$1,595,434	$468,652

Accrued expenses and other liabilities consist of the following amounts:

	December 31,
	2023		2022
	Continuing Operations	Discontinued Operations	Continuing Operations
Accrued compensation	$790,332	$—	$916,934
Accrued severance	452,579	—	—
Accrued stock-based compensation	48,698	—	—
Other accrued expenses	303,825	468,652	27,639

Accrued expenses and other liabilities	$1,595,434	$468,652	$944,573